Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2022 EUR (€)
2023
Benefits
Estimated future benefit payments	€ 2,007
2024
Benefits
Estimated future benefit payments	1,685
2025
Benefits
Estimated future benefit payments	1,619
2026
Benefits
Estimated future benefit payments	1,553
2027
Benefits
Estimated future benefit payments	1,482
2028-2032
Benefits
Estimated future benefit payments	6,718
United States.
Benefits
Estimated direct benefit payments	125
Pension Qualified management | 2023
Benefits
Estimated future benefit payments	1,282
Pension Qualified management | 2024
Benefits
Estimated future benefit payments	1,012
Pension Qualified management | 2025
Benefits
Estimated future benefit payments	963
Pension Qualified management | 2026
Benefits
Estimated future benefit payments	916
Pension Qualified management | 2027
Benefits
Estimated future benefit payments	869
Pension Qualified management | 2028-2032
Benefits
Estimated future benefit payments	3,652
Qualified occupational | 2023
Benefits
Estimated future benefit payments	243
Qualified occupational | 2024
Benefits
Estimated future benefit payments	226
Qualified occupational | 2025
Benefits
Estimated future benefit payments	213
Qualified occupational | 2026
Benefits
Estimated future benefit payments	200
Qualified occupational | 2027
Benefits
Estimated future benefit payments	186
Qualified occupational | 2028-2032
Benefits
Estimated future benefit payments	747
Pension Non-qualified plans | 2023
Benefits
Estimated future benefit payments	27
Pension Non-qualified plans | 2024
Benefits
Estimated future benefit payments	26
Pension Non-qualified plans | 2025
Benefits
Estimated future benefit payments	25
Pension Non-qualified plans | 2026
Benefits
Estimated future benefit payments	25
Pension Non-qualified plans | 2027
Benefits
Estimated future benefit payments	24
Pension Non-qualified plans | 2028-2032
Benefits
Estimated future benefit payments	105
Post Retirement Formerly union represented | 2023
Benefits
Estimated future benefit payments	100
Post Retirement Formerly union represented | 2024
Benefits
Estimated future benefit payments	74
Post Retirement Formerly union represented | 2025
Benefits
Estimated future benefit payments	67
Post Retirement Formerly union represented | 2026
Benefits
Estimated future benefit payments	58
Post Retirement Formerly union represented | 2027
Benefits
Estimated future benefit payments	51
Post Retirement Formerly union represented | 2028-2032
Benefits
Estimated future benefit payments	348
Non-union representation | 2023
Benefits
Estimated future benefit payments	58
Non-union representation | 2024
Benefits
Estimated future benefit payments	59
Non-union representation | 2025
Benefits
Estimated future benefit payments	60
Non-union representation | 2026
Benefits
Estimated future benefit payments	60
Non-union representation | 2027
Benefits
Estimated future benefit payments	60
Non-union representation | 2028-2032
Benefits
Estimated future benefit payments	303
Other countries, excluding US | 2023
Benefits
Estimated future benefit payments	297
Other countries, excluding US | 2024
Benefits
Estimated future benefit payments	288
Other countries, excluding US | 2025
Benefits
Estimated future benefit payments	291
Other countries, excluding US | 2026
Benefits
Estimated future benefit payments	294
Other countries, excluding US | 2027
Benefits
Estimated future benefit payments	292
Other countries, excluding US | 2028-2032
Benefits
Estimated future benefit payments	€ 1,563